Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Capital and Reserves
Schedule of movement of the shares by class for each of the years ended

The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2020, 2019 and 2018:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2018	6,342,189	2,408,805	30,677,840	—	39,428,834
Conversions	—	(64,386)	64,386	—	—
Repurchased common stock	—	(99,193)	(64)	—	(99,257)
Restricted stock issued – directors	—	—	57,000	—	57,000
Exercised stock options - compensation plans	—	—	102,918	—	102,918
Restricted stock units – vested	—	—	49,055	—	49,055
Outstanding at December 31, 2018	6,342,189	2,245,226	30,951,135	—	39,538,550

Conversions	—	(62,799)	62,799	—	—
Repurchased common stock	—	(1)	1	—	—
Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	6,727	—	6,727
Outstanding at December 31, 2019	6,342,189	2,182,426	31,077,662	—	39,602,277

Conversions	—	(4,060)	4,060	—	—
Repurchased common stock	—	(1)	—	—	(1)
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	12,664	—	12,664
Outstanding at December 31, 2020	6,342,189	2,178,365	31,157,386	—	39,677,940

Schedule of information regarding shares repurchased but not retired by the bank and accordingly classified as treasury stock

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2018	318,140	10,708	590,174	16,270	1,642,690	36,270	2,551,004	63,248
Repurchase of common stock	—	—	99,193	2,441	64	1	99,257	2,442
Restricted stock issued – directors	—	—	—	—	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	—	—	—	—	(102,918)	(2,272)	(102,918)	(2,272)
Restricted stock units – vested	—	—	—	—	(49,055)	(1,083)	(49,055)	(1,083)
Outstanding at December 31, 2018	318,140	10,708	689,367	18,711	1,433,781	31,657	2,441,288	61,076

Restricted stock issued - directors	—	—	—	—	(57,000)	(1,259)	(57,000)	(1,259)
Restricted stock units - vested	—	—	—	—	(6,727)	(148)	(6,727)	(148)
Outstanding at December 31, 2019	318,140	10,708	689,367	18,711	1,370,054	30,250	2,377,561	59,669

Restricted stock issued - directors	—	—	—	—	(63,000)	(1,391)	(63,000)	(1,391)
Restricted stock units - vested	—	—	—	—	(12,664)	(279)	(12,664)	(279)
Outstanding at December 31, 2020	318,140	10,708	689,367	18,711	1,294,390	28,580	2,301,897	57,999